Basis of preparation - Impact of the adoption of IFRS 16 (Details) - ZAR (R) R in Millions		Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Assets
Property, plant and equipment	[1]	R 282,349	R 233,549	R 181,552
Assets under construction	[2]	83,474	127,764	184,007
Right of use assets	[3]	16,475
Goodwill and other intangible assets		3,299	3,357	2,792
Equity accounted investments		10,276	9,866	10,961
Post-retirement benefit assets		1,151	1,274	1,292
Deferred tax assets	[4]	9,686	8,563	4,302
Other long-term assets		7,181	7,580	7,223
Non-current assets		413,891	391,953	392,129
Assets in disposal groups held for sale		1,302	2,554	136
Inventories		30,475	29,646	31,203
Trade and other receivables		25,724	29,308	30,515
Short-term financial assets	[5]	2,279	630	2,602
Cash and cash equivalents		12,674	15,877	15,876
Current assets		72,454	78,015	80,332
Total assets		486,345	469,968	472,461
Equity and liabilities
Shareholders' equity		222,645	219,910	235,997
Non-controlling interests		6,001	5,885	6,241
Total equity		228,646	225,795	242,238	R 228,608
Long-term debt		121,287	127,350	114,013
Lease liabilities	[3]	15,939	7,445	7,216
Long-term provisions		17,974	17,622	15,621
Post-retirement benefit obligations		12,850	12,708	12,141
Long-term deferred income		560	924	850
Long-term financial liabilities	[6]	2,142	1,440	433
Deferred tax liabilities	[4]	28,791	27,586	28,773
Non-current liabilities		199,543	195,075	179,047
Liabilities in disposal groups held for sale		411	488	44
Short-term debt	[7]	18,380	3,783	10,243
Short-term financial liabilities		1,348	765	1,264
Other current liabilities	[8]	38,013	44,004	39,519
Bank overdraft		4	58	106
Current liabilities		58,156	49,098	51,176
Total equity and liabilities		R 486,345	469,968	R 472,461
IFRS 16 Impact
Assets
Property, plant and equipment			(7,417)
Assets under construction			(71)
Right of use assets			16,045
Other long-term assets			(191)
Non-current assets			8,366
Trade and other receivables			(13)
Current assets			(13)
Total assets			8,353
Equity and liabilities
Shareholders' equity			(290)
Total equity			(290)
Long-term debt			(1,005)
Lease liabilities			7,933
Long-term deferred income			(152)
Long-term financial liabilities			624
Deferred tax liabilities			(111)
Non-current liabilities			7,289
Short-term debt			1,383
Other current liabilities			(29)
Current liabilities			1,354
Total equity and liabilities			8,353
After application of IFRS 16
Assets
Property, plant and equipment			226,132
Assets under construction			127,693
Right of use assets			16,045
Goodwill and other intangible assets			3,357
Equity accounted investments			9,866
Post-retirement benefit assets			1,274
Deferred tax assets			8,563
Other long-term assets			7,389
Non-current assets			400,319
Assets in disposal groups held for sale			2,554
Inventories			29,646
Trade and other receivables			29,295
Short-term financial assets			630
Cash and cash equivalents			15,877
Current assets			78,002
Total assets			478,321
Equity and liabilities
Shareholders' equity			219,620
Non-controlling interests			5,885
Total equity			225,505
Long-term debt			126,345
Lease liabilities			15,378
Long-term provisions			17,622
Post-retirement benefit obligations			12,708
Long-term deferred income			772
Long-term financial liabilities			2,064
Deferred tax liabilities			27,475
Non-current liabilities			202,364
Liabilities in disposal groups held for sale			488
Short-term debt			5,166
Short-term financial liabilities			765
Other current liabilities			43,975
Bank overdraft			58
Current liabilities			50,452
Total equity and liabilities			R 478,321

[1]	Includes assets under construction capitalised of R69 billion and depreciation for the period of R10 billion
[2]	Actual capital expenditure, including accruals, amounted to R21 billion. This includes R10 billion (US$0.7 billion) relating to the LCCP. R69 billion was capitalised to property, plant and equipment, including R55 billion relating to the LCCP
[3]	Refer to page 15 for the impact of the adoption of IFRS 16 ‘Leases’
[4]	Deferred tax assets and liabilities are determined based on the tax status and rates of the underlying entities. The increase in deferred tax assets relate to our US Operations.
[5]	Fair value period end adjustments, mainly the zero-cost foreign exchange collars
[6]	Includes R674 million relating to an embedded derivative contained in the Oxygen Train 17 agreement with Air Liquide, which was recognised as a Finance Lease under IAS 17. With the adoption of IFRS 16 the agreement is recognised as a service agreement
[7]	Short-term debt includes R14 billion relating to the US$1 billion syndicated loan facility raised in November 2019.
[8]	The movement mainly relates to the R3.9 billion decrease in capital project related payables as the LCCP nears completion